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                         SUPPLEMENT DATED MAY 7, 2001
                                      TO
                        PROSPECTUSES DATED MAY 1, 2001

     This Supplement is intended to be distributed with prospectuses dated May 1, 2001 for certain variable life insurance policies issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("Product Prospectuses") and with the prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I ("John Hancock Variable Series Trust Prospectus") that accompanies the Product Prospectuses. The variable life insurance policies involved bear the title "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "MEDALLION VARIABLE UNIVERSAL LIFE EDGE," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS."


 . As stated in the John Hancock Variable Series Trust Prospectus, the sub-adviser of the Health Sciences fund is Putnam Investment Management, LLC. The reference on the first page of the Product Prospectuses to "John Hancock Advisers, Inc." as the manager for the Health Sciences variable investment option is a typographical error and the name "Putnam Investment Management, LLC" should be substituted in its place. You should read the John Hancock Variable Series Trust Prospectus for further information about the Health Sciences fund and Putnam Investment Management, LLC before selecting this variable investment option.

 .  Morgan Stanley Dean Witter Investment Managment Inc., the sub-adviser of the
   Emerging Markets Equity fund and one of the sub-advisers of the Real Estate Equity fund, has a new name. References in the Product Prospectuses and the John Hancock Variable Series Trust Prospectus to "Morgan Stanley Dean Witter Investment Management Inc." are therefor deleted and the new name, "Morgan Stanley Investment Management Inc.," is inserted in their place.